Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

7. Stock-based Compensation

The amended and restated 2005 Long-Term Incentive Plan (the “LTIP”) provides for the grant to eligible persons of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance awards, dividend equivalents and other stock-based awards, which are collectively referred to as the awards.

Under the LTIP, the board of directors granted restricted stock units and performance stock units to certain employee participants (collectively, the “stock units”) each year starting in 2007. The restricted stock units vest on the third anniversary of the grant date, assuming continued employment by the participant. Performance stock units granted in 2011 and 2010 each have a two-year performance objective. Performance stock units granted in 2012 have a three-year performance objective. Regardless of whether the measurement period for the applicable performance objective is two or three years, all performance stock units have a three-year period for vesting (if the applicable performance objective is obtained). The applicable performance objective is based upon a multi-year cumulative value creation calculation commencing on the first day of each grant year. The number of performance stock units granted represents the target award and participants have the ability to earn between zero and 150 percent of the target award based upon actual performance. If minimum performance criteria are not achieved, no performance stock units will vest. The performance stock units originally awarded in 2009 vested at 59.5 percent of target in February 2012. The performance stock units originally awarded in 2010 achieved a performance outcome of 128.2 percent of target and will vest in 2013, assuming continued service by the participants.

Dividends declared on the Company’s common stock during the restriction period of the stock units are credited at equivalent value as additional stock units and become payable as additional common shares upon vesting. In the event of termination of employment, other than retirement, death or disability, any non-vested stock units are forfeited, including additional stock units credited from dividends. In the event of termination of employment due to retirement, death or disability, pro-rata vesting of the stock units over the service period will result. There are special vesting provisions for the stock units related to a change in control.

Restricted stock units that vest immediately or have one-year vesting periods are also issued under the LTIP to members of the board of directors in connection with annual director compensation and, from time to time, are issued to members of management in connection with employee compensation.

Compensation expense for non-vested stock units is recorded over the vesting period based on the fair value at the date of grant. The fair value of stock units is the market price of the underlying common stock on the date of grant.

The following table shows a summary of the performance stock units with uncompleted performance periods as of March 31, 2012:

Performance Period	Minimum Shares	Target Shares	Maximum Shares
2011 – 2012	0	88,010	132,015
2012 – 2014	0	104,598	156,897

The following table shows a summary of the status and activity of non-vested stock awards for the three months ended March 31, 2012:

	Restricted Stock Units	Performance Stock Units	Total Stock Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at January 1, 2012	156,665	297,715	454,380	$26.43
Granted	52,046	104,598	156,644	$38.21
Credited from dividends	3,358	7,072	10,430	$35.74
Performance stock unit adjustment	0	(40,112)	(40,112)	$10.68
Vested	(69,243)	(87,013)	(156,256)	$16.42
Forfeited	(1,022)	(1,523)	(2,545)	$36.43
Non-vested at March 31, 2012	141,804	280,737	422,541	$36.16

Stock options to executive officers vest and become exercisable upon the completion of a three-year service period commencing on the grant date. The stock options have a term of 10 years. In the event of termination of employment, other than retirement, death or disability, any non-vested options are forfeited. In the event of termination of employment due to retirement, death or disability, pro-rata vesting of the options over the service period will result. There are special vesting provisions for the stock options related to a change in control.

In accordance with accounting standards, compensation expense for non-vested stock options is recorded over the vesting period based on the fair value at the date of grant. The fair value of stock options on the date of grant is calculated using the Black-Scholes-Merton model and the assumptions listed below:

	February 2012 Grant	February 2011 Grant	August 2010 Grant	February 2010 Grant
Grant date price per share of option award	$38.21	$40.26	$20.00	$28.10
Expected dividend yield per share	2.75%	2.50%	2.50%	2.50%
Expected life in years	6.5	6.5	6.5	6.5
Expected volatility	55.06%	60.00%	62.00%	62.00%
Risk-free interest rate	1.34%	3.02%	3.05%	3.05%
Grant date fair value per share of option awards	$15.82	$19.28	$9.82	$13.81

The dividend yield is based on the Company’s current and prospective dividend rate which calculates a continuous dividend yield based upon the market price of the underlying common stock. The expected life in years is based on the simplified method permitted under Securities and Exchange Commission Staff Accounting Bulletin No. 14d.2 which calculates the average of the weighted vesting term and the contractual term of the option. This method was selected due to the lack of historical exercise data with respect to the Company. Expected volatility is based on the historical volatility of the Company’s common stock and the historical volatility of certain other similar public companies. The risk-free interest rate is based on U.S. Treasury bill rates for the expected life of the option.

The following table shows a summary of the status and activity of stock options for the three months ended March 31, 2012:

	Options	Weighted Average Exercise Price per Option	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2012	353,452	$27.65
Granted	95,899	$38.21
Exercised	(39,562)	$15.26
Outstanding at March 31, 2012	409,789	$31.32	7.71	$3.2
Exercisable at March 31, 2012	183,419	$25.39	6.04	$2.5

Total stock-based compensation expense recognized for the three months ended March 31, 2012 and 2011 is as follows:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Stock-based compensation expense recognized:
Selling, general and administrative expenses	$1.5	$0.8
Less related income tax benefit	0.6	0.3

	$0.9	$0.5

As of March 31, 2012, total future compensation expense related to non-vested stock-based compensation arrangements totaled $13.5 million and the weighted-average period over which this cost is expected to be recognized is approximately 28 months.

6. Stock-based Compensation

The amended and restated 2005 Long-Term Incentive Plan (the “LTIP”) provides for the grant to eligible persons of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance awards, dividend equivalents and other stock-based awards, which are collectively referred to as the awards.

Under the LTIP, the board of directors granted restricted stock units and performance stock units to certain employee participants (collectively, the “stock units”) each year starting in 2007. The restricted stock units vest on the third anniversary of the grant date, assuming continued employment by the participant. Performance stock units granted in 2011 and 2010 each have a two-year performance objective. Performance stock units granted before 2010 have three-year performance objectives. Regardless of whether the measurement period for the applicable performance objective is two or three years, all performance stock units have a three-year period for vesting (if the applicable performance objective is obtained). The applicable performance objective is based upon a multi-year cumulative value creation calculation commencing on the first day of each grant year. The number of performance stock units granted represents the target award and participants have the ability to earn between zero and 150 percent of the target award based upon actual performance. If minimum performance criteria are not achieved, no performance stock units will vest. The performance stock units originally awarded in 2008 did not vest in 2011 as the related performance objectives were not achieved.

Dividends declared on the Company’s common stock during the restriction period of the stock units are credited at equivalent value as additional stock units and become payable as additional common shares upon vesting. In the event of termination of employment, other than retirement, death or disability, any non-vested stock units are forfeited, including additional stock units credited from dividends. In the event of termination of employment due to retirement, death or disability, pro-rata vesting of the stock units over the service period will result. There are special vesting provisions for the stock units related to a change in control.

Restricted stock units that vest immediately or have one-year vesting periods are also issued under the LTIP to members of the board of directors in connection with annual director compensation and, from time to time, are issued to members of management in connection with employee compensation.

Compensation expense for non-vested stock units is recorded over the vesting period based on the fair value at the date of grant. The fair value of stock units is the market price of the underlying common stock on the date of grant.

The following table shows a summary of the performance stock units as of December 31, 2011:

Performance Period	Minimum Shares	Target Shares	Maximum Shares
2009 – 2011	0	134,928	202,392
2010 – 2011	0	65,411	98,117
2011 – 2012	0	89,056	133,584

The following table shows a summary of the status and activity of non-vested stock awards for the year ended December 31, 2011:

	Restricted Stock Units	Performance Stock Units	Total Stock Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at January 1, 2011	121,397	257,002	378,399	$23.31
Granted	60,501	93,115	153,616	$40.41
Credited from dividends	3,627	7,693	11,320	$27.31
Performance stock unit adjustment	0	(50,600)	(50,600)	$38.92
Vested	(23,580)	0	(23,580)	$38.92
Forfeited	(5,280)	(9,495)	(14,775)	$29.96

Non-vested at December 31, 2011	156,665	297,715	454,380	$26.43

Stock options to executive officers vest and become exercisable upon the completion of a three-year service period commencing on the grant date. The stock options have a term of 10 years. In the event of termination of employment, other than retirement, death or disability, any non-vested options are forfeited. In the event of termination of employment due to retirement, death or disability, pro-rata vesting of the options over the service period will result. There are special vesting provisions for the stock options related to a change in control.

In accordance with accounting standards, compensation expense for non-vested stock options is recorded over the vesting period based on the fair value at the date of grant. The fair value of stock options on the date of grant is calculated using the Black-Scholes-Merton model and the assumptions listed below:

	February 2011 Grant	August 2010 Grant	February 2010 Grant	February 2009 Grant
Grant date price per share of option award	$40.26	$20.00	$28.10	$15.26
Expected dividend yield per share	2.50%	2.50%	2.50%	2.50%
Expected life in years	6.5	6.5	6.5	6.5
Expected volatility	60.00%	62.00%	62.00%	51.00%
Risk-free interest rate	3.02%	3.05%	3.05%	2.05%
Grant date fair value per share of option awards	$19.28	$9.82	$13.81	$6.19

The dividend yield is based on the Company’s current and prospective dividend rate which calculates a continuous dividend yield based upon the market price of the underlying common stock. The expected life in years is based on the simplified method permitted under Securities and Exchange Commission Staff Accounting Bulletin No. 14d.2 which calculates the average of the weighted vesting term and the contractual term of the option. This method was selected due to the lack of historical exercise data with respect to the Company. Expected volatility is based on the historical volatility of the Company’s common stock and the historical volatility of certain other similar public companies. The risk-free interest rate is based on U.S. Treasury bill rates for the expected life of the option.

The following table shows a summary of the status and activity of stock options for the year ended December 31, 2011:

	Options	Weighted Average Exercise Price per Option	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2011	291,591	$24.63
Granted	73,910	$40.26
Exercised	(7,150)	$29.97
Forfeited	(4,899)	$34.64

Outstanding at December 31, 2011	353,452	$27.65	7.27	$3.0

Exercisable at December 31, 2011	95,568	$34.70	5.51	$0.2

Total stock-based compensation expense recognized for the three years ended December 31, 2011 is as follows:

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Stock-based compensation expense recognized:
Selling, general and administrative expenses	$5.3	$3.3	$2.5
Less related income tax benefit	2.0	1.3	1.0

Decrease in net income attributable to Koppers	$3.3	$2.0	$1.5

As of December 31, 2011, total future compensation expense related to non-vested stock-based compensation arrangements totaled $7.3 million and the weighted-average period over which this expense is expected to be recognized is approximately 23 months.